Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000020471_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.09%
C000020471_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.02%
C000020471_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.43%
C000020473_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.09%
C000020473_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.02%
C000020473_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.43%
C000020471_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Arizona Municipal Income Fund
C000020471_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000020471_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,328
C000020471_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,052
C000020471_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 11,099
C000020471_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,094
C000020471_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,044
C000020471_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,324
C000020471_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,727
C000020471_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,573
C000020471_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 11,749
C000020471_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,546	$ 12,546	$ 12,546	$ 12,546
C000020471_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index
C000020471_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000020471_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,319
C000020471_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,078
C000020471_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,215
C000020471_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,228
C000020471_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,206
C000020471_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,602
C000020471_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,985
C000020471_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,885
C000020471_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,017
C000020471_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,736	12,736	12,736	$ 12,736
C000020471_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000020471_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000020471_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,252
C000020471_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,958
C000020471_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,054
C000020471_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,108
C000020471_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,077
C000020471_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,468
C000020471_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,891
C000020471_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,778
C000020471_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,979
C000020471_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 12,708
C000020471_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.78%
C000020471_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.82%
C000020471_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.29%
C000020471_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.99%
C000020471_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.85%
C000020471_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.45%
C000020473_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Maryland Municipal Income Fund
C000020473_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000020473_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,266
C000020473_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,983
C000020473_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,019
C000020473_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,001
C000020473_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,934
C000020473_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,107
C000020473_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,601
C000020473_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,448
C000020473_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,624
C000020473_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,347	$ 12,347	$ 12,347	$ 12,347
C000020473_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index
C000020473_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000020473_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,271
C000020473_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,044
C000020473_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,147
C000020473_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,128
C000020473_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,076
C000020473_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,536
C000020473_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,824
C000020473_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,742
C000020473_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,850
C000020473_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,505	12,505	12,505	$ 12,505
C000020473_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000020473_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000020473_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,252
C000020473_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,958
C000020473_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 11,054
C000020473_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,108
C000020473_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,077
C000020473_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,468
C000020473_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,891
C000020473_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,778
C000020473_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 11,979
C000020473_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 12,708
C000020473_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.22%
C000020473_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000020473_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.13%
C000020473_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.53%
C000020473_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.70%
C000020473_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.26%